Related party transactions	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Related party transactions
32.	Related party transactions

(1)	Account balances and transactions with associates and joint ventures accounted for under the equity method
Account balances and transactions with associates and joint ventures accounted for under the equity method are as follows:

	Yen in millions
	April 1	March 31
	2020	2021	2022
Trade and other accounts receivable
Associates	6,236	6,875	9,587
Joint ventures	7,383	1,953	5,143

Total	13,619	8,828	14,730

Other current assets
Associates	9,757	16,097	7,042
Joint ventures	—	—	—

Total	9,757	16,097	7,042

Accounts payable, trade
Associates	1,437	1,356	1,219
Joint ventures	60	53	157

Total	1,497	1,409	1,376

Short-term borrowings
Associates	—	2,847	2,131
Joint ventures	31,557	18,520	20,132

Total	31,557	21,367	22,263

Lease liabilities and other
Associates	36,957	50,748	64,552
Joint ventures	—	—	—

Total	36,957	50,748	64,552

Accounts payable for property, plant and equipment
Associates	68	1,566	7,189
Joint ventures	—	—	—

Total	68	1,566	7,189

	Yen in millions
	Fiscal year ended March 31
	2021	2022
Sales
Associates	15,087	20,385
Joint ventures	17,985	27,374

Total	33,072	47,759

Purchases
Associates	3,083	3,271
Joint ventures	1	785

Total	3,084	4,056

Lease payments and other
Associates	8,028	11,180
Joint ventures	—	—

Total	8,028	11,180

Payments for property, plant and equipment
Associates	1,272	12,052
Joint ventures	—	—

Total	1,272	12,052

Sony has agreements with shareholders of associates to make cash investments in the associates in the future. The investment commitments as of March 31, 2022, amounted to 39,231 million yen.

(2)	Compensation for key management personnel
Compensation for key management personnel for the fiscal years ended March 31, 2021 and 2022 is presented as follows:

	Yen in millions
	Fiscal year ended March 31
	2021	2022
Short-term employee benefits	1,202	1,480
Stock-based compensation	2,329	1,597

Total	3,531	3,077

Compensation for key management personnel is the remuneration for Directors (including outside Directors) and Corporate executive officers of Sony Group Corporation.